LONG-TERM DEBT - Summary of Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 21, 2020	Dec. 31, 2019 CAD ($)	Dec. 16, 2019	Apr. 17, 2019	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.00%
Borrowings	$ 6,166.1			$ 7,625.1			$ 6,288.7
Current portion of long-term debt	(4.6)			(64.4)
Long-term debt	$ 6,161.5			7,560.7
Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.02%	3.02%
Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.37%	4.37%
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,107.6			7,675.7
Fair value adjustment, discount and premium on bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	(5.4)			(30.1)
Net derivative instruments
Disclosure of detailed information about borrowings [line items]
Borrowings	122.3			31.1
Deferred finance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(58.4)			(51.6)
Revolving credit facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	148.8
Term loan facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,312.9
Term loan facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,671.6			3,351.2
5.625% USD senior unsecured notes ("5.625% 2022 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.625%	5.625%
Borrowings				454.6
5.375% USD senior unsecured notes ("5.375% 2023 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%	5.375%
Borrowings				519.5
4.250% USD senior secured notes ("4.250% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.25%	4.25%
Borrowings	$ 636.6
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%
Borrowings	$ 954.9
7.000% USD senior unsecured notes ("7.000% 2026 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.00%
7.000% USD senior unsecured notes ("7.000% 2026 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%
Borrowings				876.7
5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.125%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%	5.125%
Borrowings	$ 636.6			649.4
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.50%	8.50%
Borrowings	$ 458.4			779.3
4.000% senior unsecured notes, ("4.000% 2028 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%
Borrowings	$ 636.6
3.500% USD senior secured notes ("3.500% 2028 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%	3.50%	3.50%
Borrowings	$ 954.9
11.000% Paid in Kind notes ("PIK Notes"), semi-annual interest commencing December 1, 2018, principal maturing on May 31, 2028 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%	11.00%
Borrowings				1,008.0
Promissory notes | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				27.5
Equipment loans and other, at interest rates ranging from 3.02% to 4.37% | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9.2			$ 9.5